Long-Term Investments (Tables)	6 Months Ended
Jun. 30, 2025
Long-Term Investments [Abstract]
Schedule of Long-Term Investments

Long-term investments consist of the following:

		December 31,	June 30,
		2024	2025
		RMB	RMB
Equity investments without readily determinable fair values
A company providing mechanic training	(a)	11,992	1,974
Other equity investments without readily determinable fair values	(b)	15,000	10,628
Impairment of equity investments without readily determinable fair values		(14,390)	—
Total equity investments without readily determinable fair values, net		12,602	12,602
Equity method investments
Companies providing hockey program management		1,589	233
A company providing Internet product solutions	(c)	18,870	8,485
Impairment of equity method investments		(10,244)	—
Total equity method investments, net		10,215	8,718
Total long-term investments		22,817	21,320
(a)	In October 2015, the Company paid RMB12,000 in cash to acquire 2.86% of the total equity interest in an education company, which provides training for senior mechanic in vehicle maintenance and repair. In 2023, the Company sold a portion of those shares. No impairment loss was recognized for the six months ended June 30, 2024 and 2025, respectively.
(b)	During the years ended December 31, 2018 and 2019, the Company acquired minority equity interests in several third-party companies. No impairment loss was recognized for the six months ended June 30, 2024 and 2025, respectively.
(c)	In January 2018, the Company paid RMB14,000 in cash to acquire a 20% equity interest in a company which provides IT consulting services and programming and accounted for the investment using equity method. No impairment loss was recognized for the six months ended June 30, 2024 and 2025, respectively.